RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																					1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 James Jian Liu, a director of the Company	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2011 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH")	Dec. 31, 2012 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2011 Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") Third party payment collection service	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	Dec. 31, 2012 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Back office service	Dec. 31, 2011 Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH Internet service	Dec. 31, 2011 Sinoway International Education Group Limited, equity method investment of OPH	Dec. 31, 2011 Sinoway International Education Group Limited, equity method investment of OPH Advertising service	Dec. 31, 2011 Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH Third party payment collection service	Dec. 31, 2012 Mapbar, equity investee of the Company	Dec. 31, 2012 Mapbar, equity investee of the Company Location-based service	Dec. 31, 2011 Mapbar, equity investee of the Company Location-based service	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation	Dec. 31, 2012 Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation Cash collection	Dec. 31, 2012 Jing Yang, spouse of the CEO of the Company	Sep. 30, 2012 SoFi Series B shares	Jul. 31, 2012 SoFi Lending Corp. Series 2012-A Senior Secured Refi Loan Notes
Details of related party balances and transactions
Amounts due from related parties	$ 258	$ 573
Amounts due from related parties, current	258	573		20	19			126	78				476						112
Subsidiaries of OPH, Gummy Inc. and Hu Lian, acted as collection agents of the Group	2	2
Amounts due to related parties (in dollars)	77	51							51							77
Transactions with related parties for amount due from related parties	1,387	1,121				1	44			270	341			689	47					1,116
Transactions with related parties for amount due to related parties	304	127										51					304	76
Purchases of Series 2012-A Senior Secured Refi Loan Notes	10,000																						10,000
Purchases of Preferred Shares	55,155	46,599																				49,000
Amounts due from related parties, non-current			$ 16																		$ 1,589